Investment Property	12 Months Ended
Dec. 31, 2025
INVESTMENT PROPERTY.
Investment Property

17.  INVESTMENT PROPERTY

Composition and movements of investment properties during the periods ended December 31, 2025, December 31, 2024, and January 1, 2024, have been as follows:

	Investment Properties, Gross	Accumulated Depreciation and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2024	8,790	(421)	8,369
Owner-occupied real property transfers	(384)	210	(174)
Foreign currency translation differences	(1,032)	38	(994)
Balance as of December 31, 2024	7,374	(173)	7,201
Depreciation expense (*)	—	(5)	(5)
Foreign currency translation differences	752	(18)	734
Balance as of December 31, 2025	8,126	(196)	7,930

(*) See Note 31.a).

During the periods ended December 31, 2025, December 31, 2024, and January 1, 2024, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2025, December 31, 2024, and January 1, 2024, the fair value of the investment amounted to ThUS$10,911, ThUS$9,182, and ThUS$10,151, respectively. This value was determined based on independent appraisals.

The inputs used in this valuation are considered Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2025
	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$
Investment properties	—	—	10,911

See Note 4.h.

The revenue and expenses derived from investment properties for the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Income and expense from investment properties	ThUS$	ThUS$	ThUS$
Income derived from rental income from investment properties	98	122	105
Direct operating expenses from investment properties that generate rental income	(12)	(13)	(24)
Total	86	109	81

As of December 31, 2025, December 31, 2024, and January 1, 2024, there are no contracts for repairs, maintenance, acquisition, construction or development that represent future obligations for the Group.

The Group has obtained insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.